Empower Core Strategies US Equity Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	64 Months Ended	90 Months Ended	105 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		15.41%	12.97%		12.95%
Performance Inception Date	Jun. 25, 2018
Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.89%	10.77%		11.29%
Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.96%	9.64%		10.03%
Institutional | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%		13.88%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		15.00%	12.57%	14.25%
Performance Inception Date	Sep. 03, 2020
Investor | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	13.95%